RESIGNATION

To ZaZa Energy Corporation, a Delaware corporation (the “Corporation”):

I, Bernard de Combret, hereby resign as a director of the Corporation effective immediately.

Dated: December 7, 2012

Very truly yours,

s/Bernard de Combret